AB Taxable Multi-Sector Income Shares

Portfolio of Investments

January 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 55.3%
Industrial – 34.8%
Basic – 3.5%
Air Products and Chemicals, Inc. 1.50%, 10/15/2025	$1,600	$1,519,808
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028	1,000	901,150
Eastman Chemical Co. 3.80%, 03/15/2025	2,000	1,968,960
EIDP, Inc. 1.70%, 07/15/2025	1,265	1,206,658
Georgia-Pacific LLC 0.625%, 05/15/2024(a)	1,750	1,725,710
LyondellBasell Industries NV 5.75%, 04/15/2024	1,140	1,139,989
Nucor Corp. 2.00%, 06/01/2025	2,640	2,538,861
PPG Industries, Inc. 1.20%, 03/15/2026	2,000	1,855,800
Southern Copper Corp. 3.875%, 04/23/2025	1,000	977,480

		13,834,416

Capital Goods – 4.2%
3M Co. 2.65%, 04/15/2025	2,000	1,939,000
Boeing Co. (The) 2.196%, 02/04/2026	1,000	942,540
Caterpillar Financial Services Corp. 5.624% (SOFR + 0.27%), 09/13/2024(b)	1,000	1,000,020
Emerson Electric Co. 1.80%, 10/15/2027	2,000	1,825,860
Illinois Tool Works, Inc. 3.50%, 03/01/2024	1,550	1,547,411
John Deere Capital Corp. 1.75%, 03/09/2027	1,700	1,567,009
Northrop Grumman Corp. 2.93%, 01/15/2025	2,000	1,961,000
Parker-Hannifin Corp. 2.70%, 06/14/2024	1,000	989,530
3.25%, 03/01/2027	1,700	1,633,598
Republic Services, Inc. 2.50%, 08/15/2024	1,000	984,150
Trane Technologies Financing Ltd. 3.55%, 11/01/2024	2,000	1,971,240

		16,361,358

Communications - Media – 0.5%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/01/2024	2,000	1,971,940

Communications - Telecommunications – 0.4%
T-Mobile USA, Inc. 2.625%, 04/15/2026	1,402	1,335,826

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 1.1%
Ford Motor Credit Co., LLC 4.95%, 05/28/2027	$779	$762,454
6.80%, 05/12/2028	950	986,205
7.35%, 11/04/2027	1,000	1,051,430
General Motors Financial Co., Inc. 6.646% (SOFR + 1.30%), 04/07/2025(b)	1,500	1,502,040

		4,302,129

Consumer Cyclical - Entertainment – 0.4%
YMCA of Greater New York 2.303%, 08/01/2026	1,765	1,622,723

Consumer Cyclical - Other – 1.0%
DR Horton, Inc. 2.50%, 10/15/2024	2,875	2,815,057
Marriott International, Inc./MD 3.75%, 03/15/2025	1,075	1,057,617

		3,872,674

Consumer Cyclical - Restaurants – 0.7%
McDonald’s Corp. 3.375%, 05/26/2025	1,000	981,000
Starbucks Corp. 2.45%, 06/15/2026	2,000	1,903,620

		2,884,620

Consumer Cyclical - Retailers – 2.4%
AutoZone, Inc. 3.25%, 04/15/2025	2,000	1,957,160
Costco Wholesale Corp. 2.75%, 05/18/2024	1,000	991,650
Dollar Tree, Inc. 4.00%, 05/15/2025	2,000	1,970,700
NIKE, Inc. 2.40%, 03/27/2025	2,250	2,191,523
VF Corp. 2.40%, 04/23/2025	1,670	1,604,870
Walmart, Inc. 3.30%, 04/22/2024	500	497,880

		9,213,783

Consumer Non-Cyclical – 7.7%
Archer-Daniels-Midland Co. 2.50%, 08/11/2026	3,000	2,826,270
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	2,275	2,093,296
Bunge Ltd. Finance Corp. 1.63%, 08/17/2025	3,000	2,849,400
Cardinal Health, Inc. 3.079%, 06/15/2024	1,000	989,690
Cencora, Inc. 3.25%, 03/01/2025	1,350	1,324,039
Cigna Group (The) 4.125%, 11/15/2025	1,000	984,890

	Principal Amount (000)	U.S. $ Value

CommonSpirit Health 2.76%, 10/01/2024	$1,000	$979,930
Gilead Sciences, Inc. 3.65%, 03/01/2026	1,000	977,690
3.70%, 04/01/2024	1,300	1,295,710
Hershey Co. (The) 0.90%, 06/01/2025	1,300	1,233,505
2.30%, 08/15/2026	1,400	1,330,280
Keurig Dr Pepper, Inc. 3.43%, 06/15/2027	3,000	2,889,390
Kraft Heinz Foods Co. 3.00%, 06/01/2026	1,000	960,440
Philip Morris International, Inc. 3.375%, 08/11/2025	2,000	1,959,720
Sysco Corp. 3.75%, 10/01/2025	2,500	2,449,075
Tyson Foods, Inc. 3.95%, 08/15/2024	3,000	2,972,760
UPMC Series D-1 3.60%, 04/03/2025	2,250	2,200,635

		30,316,720

Energy – 6.2%
BP Capital Markets America, Inc. 3.017%, 01/16/2027	2,035	1,952,155
Canadian Natural Resources Ltd. 3.80%, 04/15/2024	3,000	2,986,650
Continental Resources, Inc./OK 3.80%, 06/01/2024	3,000	2,978,520
Devon Energy Corp. 4.50%, 01/15/2030	1,745	1,680,522
EOG Resources, Inc. 4.15%, 01/15/2026	2,000	1,983,120
EQT Corp. 6.125%, 02/01/2025(c)	1,301	1,305,476
Exxon Mobil Corp. 2.992%, 03/19/2025	2,000	1,960,640
Hess Corp. 4.30%, 04/01/2027	2,000	1,974,860
MPLX LP 4.00%, 03/15/2028	1,685	1,631,619
Phillips 66 0.90%, 02/15/2024	1,900	1,896,713
Pioneer Natural Resources Co. 1.125%, 01/15/2026	2,680	2,498,350
Transcontinental Gas Pipe Line Co., LLC 4.00%, 03/15/2028	1,665	1,618,696

		24,467,321

Other Industrial – 0.2%
LKQ Corp. 5.75%, 06/15/2028	852	869,611

Services – 3.0%
Alibaba Group Holding Ltd. 3.60%, 11/28/2024	1,500	1,475,835

	Principal Amount (000)	U.S. $ Value

Booking Holdings, Inc. 3.65%, 03/15/2025	$1,000	$983,930
eBay, Inc. 1.90%, 03/11/2025	2,000	1,930,220
Expedia Group, Inc. 3.80%, 02/15/2028	1,000	958,360
Global Payments, Inc. 1.20%, 03/01/2026	2,000	1,847,480
Mastercard, Inc. 2.00%, 03/03/2025	2,250	2,184,547
Verisk Analytics, Inc. 4.00%, 06/15/2025	2,500	2,465,325

		11,845,697

Technology – 3.5%
Fiserv, Inc. 2.75%, 07/01/2024	2,250	2,223,112
Hewlett Packard Enterprise Co. 1.45%, 04/01/2024	1,715	1,702,600
International Business Machines Corp. 3.30%, 05/15/2026	2,000	1,940,640
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	1,751	1,604,004
Microchip Technology, Inc. 4.25%, 09/01/2025	1,000	985,740
Oracle Corp. 2.50%, 04/01/2025	3,100	3,006,783
TSMC Arizona Corp. 1.75%, 10/25/2026	2,220	2,050,237

		13,513,116

		136,411,934

Financial Institutions – 17.6%
Banking – 13.5%
Banco Bilbao Vizcaya Argentaria SA 5.862%, 09/14/2026	1,000	1,005,740
Bank of America Corp. 1.319%, 06/19/2026	1,000	946,240
3.093%, 10/01/2025	1,250	1,228,838
3.458%, 03/15/2025	500	498,575
3.824%, 01/20/2028	1,000	969,530
Barclays PLC 3.932%, 05/07/2025	1,000	995,110
BPCE SA 5.15%, 07/21/2024(a)	1,100	1,094,247
Capital One Financial Corp. 2.636%, 03/03/2026	1,000	967,420
Citigroup, Inc. 3.106%, 04/08/2026	2,500	2,436,850
3.668%, 07/24/2028	2,000	1,913,900
Credit Suisse AG/New York NY 7.95%, 01/09/2025	2,650	2,713,043
Deutsche Bank AG/New York NY 6.119%, 07/14/2026	2,000	2,013,620
Discover Bank Series B 3.45%, 07/27/2026	2,385	2,271,569

	Principal Amount (000)	U.S. $ Value

Fifth Third Bancorp 2.375%, 01/28/2025	$1,000	$971,860
Goldman Sachs Group, Inc. (The) 3.814%, 04/23/2029	2,000	1,904,360
HSBC Holdings PLC 1.645%, 04/18/2026	2,210	2,108,981
2.099%, 06/04/2026	1,000	956,300
2.633%, 11/07/2025	1,000	977,420
ING Groep NV 6.364% (SOFR + 1.01%), 04/01/2027(b)	1,350	1,341,644
JPMorgan Chase & Co. 2.083%, 04/22/2026	2,500	2,404,700
5.893% (SOFR + 0.54%), 06/01/2025(b)	1,300	1,298,063
Mitsubishi UFJ Financial Group, Inc. 1.412%, 07/17/2025	2,300	2,180,906
Mizuho Financial Group, Inc. 1.554%, 07/09/2027	3,200	2,935,200
Morgan Stanley 2.72%, 07/22/2025	1,000	986,100
3.591%, 07/22/2028(c)	1,000	956,440
Series G 1.512%, 07/20/2027	2,000	1,835,320
NatWest Group PLC 4.269%, 03/22/2025	2,000	1,995,420
Santander Holdings USA, Inc. 5.807%, 09/09/2026	1,000	1,003,990
Sumitomo Mitsui Financial Group, Inc. 1.474%, 07/08/2025	2,600	2,470,858
Synchrony Bank 5.625%, 08/23/2027	1,865	1,834,228
Toronto-Dominion Bank (The) 5.705% (SOFR + 0.35%), 09/10/2024(b)	2,000	1,998,180
Wells Fargo & Co. 2.188%, 04/30/2026	2,850	2,741,785
2.406%, 10/30/2025	1,150	1,123,159

		53,079,596

Brokerage – 1.4%
Charles Schwab Corp. (The) 5.854% (SOFR + 0.50%), 03/18/2024(b)	3,000	2,997,420
Nomura Holdings, Inc. 1.851%, 07/16/2025	2,750	2,615,635

		5,613,055

Finance – 0.9%
Air Lease Corp. 2.30%, 02/01/2025	1,000	968,510
Aircastle Ltd. 4.125%, 05/01/2024	2,500	2,484,200

		3,452,710

REITs – 1.8%
American Tower Corp. 3.375%, 05/15/2024	2,100	2,085,153
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026	3,000	2,993,160

	Principal Amount (000)	U.S. $ Value

Kite Realty Group Trust 4.00%, 03/15/2025	$1,000	$978,880
Simon Property Group LP 3.50%, 09/01/2025	1,000	980,650

		7,037,843

		69,183,204

Utility – 2.9%
Electric – 2.2%
DTE Energy Co. Series F 1.05%, 06/01/2025	2,000	1,893,440
National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028	2,000	1,918,420
Pinnacle West Capital Corp. 1.30%, 06/15/2025	2,700	2,565,702
WEC Energy Group, Inc. 0.80%, 03/15/2024	2,400	2,385,552

		8,763,114

Other Utility – 0.7%
American Water Capital Corp. 3.40%, 03/01/2025	1,135	1,112,890
3.85%, 03/01/2024	1,650	1,647,591

		2,760,481

		11,523,595

Total Corporates – Investment Grade (cost $219,189,641)		217,118,733

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 11.7%
United States – 11.7%
Antonio B Won Pat International Airport Authority Series 2021-A 2.499%, 10/01/2025	740	702,669
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	2,000	2,029,845
City & County of Denver CO Airport System Revenue Series 2020-C 1.115%, 11/15/2024	750	727,564
City of Detroit MI Series 2023-B 6.844%, 05/01/2028	2,000	2,016,701
City of Glendale AZ (City of Glendale AZ COP) Series 2021 0.897%, 07/01/2024	3,000	2,944,044
City of Houston TX Airport System Revenue Series 2020-C 1.272%, 07/01/2024	1,000	983,300
City of New York NY Series 2021 0.982%, 08/01/2025	380	359,862

	Principal Amount (000)	U.S. $ Value

City of San Antonio TX Series 2023 5.635%, 02/01/2026	$3,000	$3,034,392
County of Broward FL Airport System Revenue Series 2019-C 2.384%, 10/01/2026	1,000	945,019
Dallas Fort Worth International Airport Series 2023 4.738%, 11/01/2026	1,125	1,133,267
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	1,000	920,064
Inland Empire Tobacco Securitization Corp. Series 2019 3.678%, 06/01/2038	660	623,632
Metropolitan Pier & Exposition Authority Series 2022 3.00%, 06/15/2024	1,000	995,552
Metropolitan Transportation Authority Series 2019-A 5.00%, 11/15/2048	2,000	2,011,223
Municipal Electric Authority of Georgia Series 2021 1.897%, 01/01/2027	385	357,052
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) NATL Series 1997-A 7.425%, 02/15/2029	3,000	3,243,591
Series 2023 4.927%, 03/01/2026	1,050	1,050,992
New Jersey Turnpike Authority Series 2021-B 0.897%, 01/01/2025	2,000	1,930,792
New York State Urban Development Corp. (Pre-refunded - US Treasuries) Series 2020-F 0.87%, 03/15/2025	1,400	1,337,959
Pennsylvania Turnpike Commission Series 2019 2.556%, 12/01/2025	760	732,108
San Jose Evergreen Community College District Series 2012 6.586% (SOFR + 1.00%), 07/01/2043(b)	1,000	987,073
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.258%, 07/01/2025	1,010	960,604
State of California Series 2023 5.10%, 03/01/2029	2,000	2,066,400
State of Connecticut Series 2021-A 0.508%, 06/01/2024	1,000	984,572
Series 2022-A 3.292%, 06/15/2025	1,000	983,261

	Principal Amount (000)	U.S. $ Value

State of Hawaii Series 2023-G 4.588%, 10/01/2026	$2,000	$2,013,652
State of Hawaii Airports System Revenue Series 2020-E 1.392%, 07/01/2025	1,000	953,220
State of Illinois Series 2023-A 5.254%, 05/01/2024	1,500	1,499,601
5.254%, 05/01/2025	1,000	1,002,306
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.75%, 05/01/2028	2,000	2,007,129
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102%, 04/01/2035	2,000	2,042,666
University of California Series 2022-S 5.00%, 05/15/2024	2,500	2,514,726

Total Local Governments – US Municipal Bonds (cost $46,807,074)		46,094,838

AGENCIES – 11.6%
Agency Debentures – 11.6%
Federal Home Loan Banks 4.00%, 06/30/2028	3,750	3,766,387
4.50%, 10/03/2024	24,000	23,916,960
4.625%, 06/06/2025	1,600	1,604,192
5.00%, 02/28/2025	16,000	16,052,160

Total Agencies (cost $45,319,173)		45,339,699

ASSET-BACKED SECURITIES – 9.5%
Autos – Fixed Rate – 6.0%
American Credit Acceptance Receivables Trust Series 2023-1, Class A 5.45%, 09/14/2026 (a)	404	403,814
Americredit Automobile Receivables Trust Series 2023-1, Class A2A 5.84%, 10/19/2026	1,446	1,447,779
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028 (a)	3,000	3,026,406
Carmax Auto Owner Trust Series 2021-1, Class C 0.94%, 12/15/2026	500	473,973
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028	300	283,881
Series 2023-N1, Class A 6.36%, 04/12/2027(a)	840	842,117
Series 2023-P3, Class A2 6.09%, 11/10/2026(a)	699	700,459

	Principal Amount (000)	U.S. $ Value

CPS Auto Receivables Trust Series 2021-B, Class C 1.23%, 03/15/2027(a)	$132	$131,923
DT Auto Owner Trust Series 2021-1A, Class C 0.84%, 10/15/2026(a)	177	175,096
Flagship Credit Auto Trust Series 2023-1, Class A2 5.38%, 12/15/2026(a)	1,840	1,835,547
Foursight Capital Automobile Receivables Trust Series 2021-1, Class C 1.02%, 09/15/2026(a)	365	363,297
Series 2023-1, Class A2 5.43%, 10/15/2026(a)	1,638	1,636,338
JPMorgan Chase Bank, NA – CACLN Series 2021-1, Class B 0.875%, 09/25/2028(a)	191	187,525
LAD Auto Receivables Trust Series 2023-1A, Class A2 5.68%, 10/15/2026(a)	1,742	1,739,473
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	2,850	2,865,387
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(a)	406	408,563
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(a)	1,238	1,237,442
USCLN Series 2023-1, Class B 6.789%, 08/25/2032(a)	930	936,215
Westlake Automobile Receivables Trust Series 2021-1A, Class C 0.95%, 03/16/2026(a)	766	760,715
Series 2023-2A, Class A2A 5.87%, 07/15/2026(a)	2,057	2,057,534
World Omni Select Auto Trust Series 2023-A, Class A2A 5.92%, 03/15/2027	2,117	2,121,272

		23,634,756

Other ABS – Fixed Rate – 3.5%
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(a)	57	56,874
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031	1,319	1,303,687
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)	2,250	2,238,474

	Principal Amount (000)	U.S. $ Value

Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)	$778	$696,901
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2023-ELL, Class A1 5.081%, 06/01/2031	2,770	2,788,298
Oklahoma Development Finance Authority Series 2022, Class A1 3.877%, 05/01/2037	1,552	1,497,615
Pagaya AI Debt Trust Series 2023-3, Class A 7.60%, 12/16/2030(a)	1,964	1,974,269
Series 2024-1, Class A 6.66%, 07/15/2031(a)	285	286,315
Theorem Funding Trust Series 2023-1A, Class A 7.58%, 04/15/2029(a)	466	469,754
Upstart Securitization Trust Series 2023-2, Class A 6.77%, 06/20/2033(a)	2,137	2,146,245

		13,458,432

Total Asset-Backed Securities (cost $37,216,623)		37,093,188

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.4%
Risk Share Floating Rate – 3.4%
Connecticut Avenue Securities Trust
Series 2023-R03, Class 2M1 7.845% (SOFR + 2.50%), 04/25/2043(a) (b)	956	976,625
Series 2023-R04, Class 1M1 7.644% (SOFR + 2.30%), 05/25/2043(a) (b)	1,775	1,820,164
Series 2023-R05, Class 1M1 7.244% (SOFR + 1.90%), 06/25/2043(a) (b)	2,386	2,415,708
Series 2023-R06, Class 1M1 7.045% (SOFR + 1.70%), 07/25/2043(a) (b)	834	842,254
Series 2023-R07, Class 2M1 7.294% (SOFR + 1.95%), 09/25/2043(a) (b)	1,087	1,098,938
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 8.759% (SOFR + 3.41%), 10/25/2027(b)	18	18,102
Series 2023-DNA1, Class M1A 7.444% (SOFR + 2.10%), 03/25/2043(a) (b)	356	362,122
Series 2023-DNA2, Class M1A 7.444% (SOFR + 2.10%), 04/25/2043(a) (b)	1,423	1,455,301

	Principal Amount (000)	U.S. $ Value

Series 2023-HQA1, Class M1A 7.345% (SOFR + 2.00%), 05/25/2043(a) (b)	$2,286	$2,313,450
Series 2023-HQA2, Class M1A 7.345% (SOFR + 2.00%), 06/25/2043(a) (b)	1,528	1,541,618
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 8.359% (SOFR + 3.01%), 07/25/2024(b)	34	33,801
Series 2016-C01, Class 1M2 12.209% (SOFR + 6.86%), 08/25/2028(b)	134	142,599
Series 2016-C02, Class 1M2 11.459% (SOFR + 6.11%), 09/25/2028(b)	111	116,142

		13,136,824

Agency Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICs Series 4029, Class LD 1.75%, 01/15/2027	23	22,417
Series 4459, Class CA 5.00%, 12/15/2034	12	11,774

		34,191

Total Collateralized Mortgage Obligations (cost $12,980,480)		13,171,015

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Fixed Rate CMBS – 0.0%
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)	18	18,273

Non-Agency Floating Rate CMBS – 0.3%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.381% (SOFR + 1.05%), 11/15/2033(a) (b)	1,000	892,738
Invitation Homes Trust Series 2018-SFR4, Class A 6.549% (SOFR + 1.21%), 01/17/2038(a) (b)	300	300,766

		1,193,504

Total Commercial Mortgage-Backed Securities (cost $1,318,608)		1,211,777

	Principal Amount (000)	U.S. $ Value

CORPORATES – NON-INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Consumer Non-Cyclical – 0.2%
Newell Brands, Inc. 4.875%, 06/01/2025	$183	$179,508
5.20%, 04/01/2026(c)	613	596,002

Total Corporates - Non-Investment Grade (cost $827,500)		775,510

SHORT-TERM INVESTMENTS – 7.5%
U.S. Treasury Bills – 3.9%
U.S. Treasury Bill Zero Coupon, 03/21/2024 (cost $15,488,928)	15,600	15,488,100

	Shares

Investment Companies – 3.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.24%(d) (e) (f) (cost $14,131,868)	14,131,868	14,131,868

Total Short-Term Investments (cost $29,620,796)		29,619,968

Total Investments – 99.5% (cost $393,279,895)(g)		390,424,728
Other assets less liabilities – 0.5%		1,918,413

Net Assets – 100.0%		$392,343,141

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	44,000	01/31/2024	1 Day SOFR	1.031%	Annual	$(1,806,646)	$—	$(1,806,646)
USD	55,500	07/31/2025	1 Day SOFR	5.057%	Annual	506,115	—	506,115

						$(1,300,531)	$—	$(1,300,531)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	27	$(3,433)	$(3,379)	$(54)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	15	(1,863)	(1,335)	(528)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	83	(10,475)	(7,393)	(3,082)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8	(1,048)	(758)	(290)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	103	(13,036)	(9,441)	(3,595)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	155	(19,496)	(13,757)	(5,739)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	134	(16,936)	(11,599)	(5,337)
JPMorgan Securities LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	155	(19,555)	(21,381)	1,826

						$(85,842)	$(69,043)	$(16,799)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2024, the aggregate market value of these securities amounted to $44,034,597 or 11.2% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2024.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2024.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of January 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,259,599 and gross unrealized depreciation of investments was $(6,432,096), resulting in net unrealized depreciation of $(4,172,497).

Glossary:

ABS – Asset-Backed Securities

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Taxable Multi-Sector Income Shares

January 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Corporates - Investment Grade	$—	$217,118,733	$—	$217,118,733
Local Governments - US Municipal
Bonds	—	46,094,838	—	46,094,838
Agencies	—	45,339,699	—	45,339,699
Asset-Backed Securities	—	37,093,188	—	37,093,188
Collateralized Mortgage Obligations	—	13,171,015	—	13,171,015
Commercial Mortgage-Backed
Securities	—	1,211,777	—	1,211,777
Corporates - Non-Investment Grade	—	775,510	—	775,510
Short-Term Investments:
U.S. Treasury Bills	—	15,488,100	—	15,488,100
Investment Companies	14,131,868	—	—	14,131,868

Total Investments in Securities	14,131,868	376,292,860	—	390,424,728
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	506,115	—	506,115
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(1,806,646)	—	(1,806,646)
Credit Default Swaps	—	(85,842)	—	(85,842)

Total	$14,131,868	$374,906,487	$—	$389,038,355

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2024 is as follows:

Fund	Market Value 04/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,254	$121,561	$110,683	$14,132	$412